SCHEDULE OF FINANCIAL INCOME/(EXPENSE), NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial Incomeexpense Net
Interest income		¥ 13,429	¥ 1,606	¥ 15,947
Interest expense		(631)	(2,462)	(4,181)
Gains/(loss) from fair value changes of equity securities investments, net (Note 9)		(80,923)	(28,326)	59,690
Bank charges		(161)	(276)	(529)
Others		8,060	15,102	9,134
Total financial income/(expense), net	$ (8,483)	¥ (60,226)	¥ (14,356)	¥ 80,061